Loans and Allowance for Credit Losses - Disclosure of Allowance for Credit Losses (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period		$ 50
Provision for credit losses		(7)
Balance at end of period		43
Allowance for credit losses [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 6,352	5,348
Provision for credit losses	1,053	818
Net write-offs	(487)	(454)
Exchange rate changes/other	15	(82)
Balance at end of period	6,933	5,630
Allowance for credit losses [member] | Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	6,037	5,004
Balance at end of period	6,600	5,299
Allowance for credit losses [member] | Other liabilities – Provisions [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	311	288
Balance at end of period	328	282
Allowance for credit losses [member] | Customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period		50
Balance at end of period		43
Allowance for credit losses [member] | Other components of equity [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	4	6
Balance at end of period	5	6
Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	572	481
Provision for credit losses	73	74
Net write-offs	(2)	(1)
Exchange rate changes/other	(7)	(12)
Balance at end of period	636	542
Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,482	1,228
Provision for credit losses	247	202
Net write-offs	(189)	(139)
Exchange rate changes/other	(6)	(4)
Balance at end of period	1,534	1,287
Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,233	1,069
Provision for credit losses	223	183
Net write-offs	(193)	(150)
Exchange rate changes/other	1	(1)
Balance at end of period	1,264	1,101
Retail [member] | Small business [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	272	194
Provision for credit losses	46	37
Net write-offs	(24)	(15)
Exchange rate changes/other	(5)	(4)
Balance at end of period	289	212
Wholesale [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	2,793	2,326
Provision for credit losses	464	329
Net write-offs	(79)	(149)
Exchange rate changes/other	32	(61)
Balance at end of period	$ 3,210	$ 2,445